Financing Receivables and Allowance for Doubtful Receivables (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Lease Receivables USD ($)	Mar. 31, 2012 Lease Receivables JPY (¥)	Mar. 31, 2011 Lease Receivables JPY (¥)	Mar. 31, 2012 Installment Loans USD ($)	Mar. 31, 2012 Installment Loans JPY (¥)	Mar. 31, 2011 Installment Loans JPY (¥)	Mar. 31, 2012 Installment Receivables And Other USD ($)	Mar. 31, 2012 Installment Receivables And Other JPY (¥)	Mar. 31, 2011 Installment Receivables And Other JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 180,293	¥ 14,784,000		$ 128,378	¥ 10,527,000		$ 21,610	¥ 1,772,000		$ 30,305	¥ 2,485,000
Charge-offs	(17,037)	(1,397,000)		(15,708)	(1,288,000)		(378)	(31,000)		(951)	(78,000)
Recoveries	(85)	(7,000)		(85)	(7,000)
Provision	(5,537)	(454,000)		(7,988)	(655,000)		73	6,000		2,378	195,000
Translation adjustments	(1,366)	(112,000)		(1,280)	(105,000)					(86)	(7,000)
Ending balance	156,268	12,814,000		103,317	8,472,000		21,305	1,747,000		31,646	2,595,000
Allowance for doubtful receivables, Individually evaluated	58,439	4,792,000	6,513,000	25,232	2,069,000	4,554,000	8,073	662,000	710,000	25,134	2,061,000	1,249,000
Allowance for doubtful receivables, Collectively evaluated	97,829	8,022,000	8,271,000	78,085	6,403,000	5,973,000	13,232	1,085,000	1,062,000	6,512	534,000	1,236,000
Total : Allowance for doubtful receivables	156,268	12,814,000		103,317	8,472,000		21,305	1,747,000		31,646	2,595,000
Financing receivables, Individually evaluated	863,500	70,807,000	77,297,000	788,073	64,622,000	72,080,000	11,305	927,000	1,105,000	64,122	5,258,000	4,112,000
Financing receivables, Collectively evaluated	8,226,634	674,584,000	639,665,000	6,685,476	548,209,000	520,271,000	1,026,597	84,181,000	73,301,000	514,561	42,194,000	46,093,000
Total : Financing receivables	$ 9,090,134	¥ 745,391,000	¥ 716,962,000	$ 7,473,549	¥ 612,831,000	¥ 592,351,000	$ 1,037,902	¥ 85,108,000	¥ 74,406,000	$ 578,683	¥ 47,452,000	¥ 50,205,000